Pre-Tax Effects of Derivative Instruments Recognized in Other Comprehensive Income and Earnings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Contract
Derivative [Line Items]
Loss (gain) recognized in other comprehensive income	$ 27.9	$ 55.2	$ 77.0
Expense (income) reclassified from accumulated other comprehensive (loss) income into income	19.3	51.8	123.5
Interest Rate Contract | Financial Services
Derivative [Line Items]
Loss (gain) recognized in other comprehensive income	27.9	55.2	77.0
Interest Rate Contract | Financial Services | Interest and other borrowing expenses
Derivative [Line Items]
Expense (income) reclassified from accumulated other comprehensive (loss) income into income	19.3	51.8	123.5
Foreign-exchange contracts
Derivative [Line Items]
Loss (gain) recognized in other comprehensive income	1.3	(2.3)	(0.2)
Expense (income) reclassified from accumulated other comprehensive (loss) income into income	3.4	(4.1)	(0.4)
Foreign-exchange contracts | Truck, Parts and Other
Derivative [Line Items]
Loss (gain) recognized in other comprehensive income	1.3	(2.3)	(0.2)
Foreign-exchange contracts | Truck, Parts and Other | Cost of sales and revenues
Derivative [Line Items]
Expense (income) reclassified from accumulated other comprehensive (loss) income into income	3.2	(4.1)	(0.4)
Foreign-exchange contracts | Truck, Parts and Other | Interest and other (expense) income, net
Derivative [Line Items]
Expense (income) reclassified from accumulated other comprehensive (loss) income into income	$ 0.2